UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2012

Date of reporting period:	4/30/2011

Item 1. Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 5.1%
498,229	Precision Castparts Corp.	$ 76,986,345
1,394,607	Raytheon Co.	67,708,170

		144,694,515

Capital Markets — 1.6%
300,005	Goldman Sachs Group, Inc. (The)	45,303,755

Chemicals — 6.9%
1,794,597	Dow Chemical Co. (The)	73,560,531
1,098,842	E.I. duPont de Nemours & Co.	62,403,237
874,139	Monsanto Co.	59,476,418

		195,440,186

Communications Equipment — 3.2%
1,369,342	Juniper Networks, Inc.(a)	52,486,879
686,002	QUALCOMM, Inc.	38,992,353

		91,479,232

Computers & Peripherals — 5.4%
244,122	Apple, Inc.(a)	85,010,604
2,391,099	EMC Corp.(a)(b)	67,763,746

		152,774,350

Consumer Finance — 2.3%
1,320,135	American Express Co.	64,792,226

Electronic Equipment & Instruments — 2.6%
10,743,836	Flextronics International Ltd.(a)	74,884,537

Energy Equipment & Services — 3.0%
939,240	Schlumberger Ltd.	84,296,790

Food & Staples Retailing — 2.7%
2,127,505	CVS Caremark Corp.	77,100,781

Food Products — 8.4%
1,239,196	Bunge Ltd.	93,484,946
2,165,463	Kraft Foods, Inc. (Class A Stock)	72,716,248

3,644,120	Tyson Foods, Inc. (Class A Stock)	72,517,988

		238,719,182

Healthcare Providers & Services — 2.4%
1,179,085	Express Scripts, Inc.(a)	66,901,283

Hotels, Restaurants & Leisure — 2.4%
3,857,432	International Game Technology	68,237,972

Internet & Catalog Retail — 2.4%
348,846	Amazon.com, Inc.(a)	68,548,239

Internet Software & Services — 4.5%
456,254	Baidu, Inc. (China), ADR(a)	67,762,844
112,019	Google, Inc. (Class A Stock)(a)	60,949,538

		128,712,382

Media — 10.1%
2,809,633	Comcast Corp. (Class A Stock)	73,724,770
1,440,848	Liberty Global, Inc. (Series C)(a)	63,959,243
1,608,619	Viacom, Inc. (Class B Stock)	82,296,948
1,530,777	Walt Disney Co. (The)(b)	65,976,488

		285,957,449

Metals & Mining — 5.5%
1,203,772	Freeport-McMoRan Copper & Gold, Inc.	66,243,573
1,627,065	Goldcorp, Inc.	90,839,039

		157,082,612

Oil, Gas & Consumable Fuels — 12.9%
1,057,352	Anadarko Petroleum Corp.	83,467,367
1,494,386	Marathon Oil Corp.	80,756,619
470,392	Occidental Petroleum Corp.	53,761,102
1,881,343	Southwestern Energy Co.(a)	82,515,704
1,994,314	Williams Cos., Inc. (The)	66,151,395

		366,652,187

Pharmaceuticals — 2.8%
3,848,628	Pfizer, Inc.	80,667,243

Software — 11.9%
2,985,231	CA, Inc.	73,406,831
2,224,765	Oracle Corp.	80,202,778
469,347	Salesforce.com, Inc.(a)	65,051,494
3,058,614	Symantec Corp.(a)	60,101,765
609,556	VMware, Inc. (Class A Stock)(a)	58,169,929

		336,932,797

Textiles, Apparel & Luxury Goods — 1.6%
537,928	NIKE, Inc. (Class B Stock)(b)	44,282,233

	TOTAL LONG-TERM INVESTMENTS (cost $2,099,283,605)	2,773,459,951

SHORT-TERM INVESTMENT — 4.2%
Affiliated Money Market Mutual Fund
119,025,637	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $119,025,637; includes $62,010,142 of cash collateral received for securities on loan)(c)(d)	119,025,637

	TOTAL INVESTMENTS — 102.1% (cost $2,218,309,242)(e)	2,892,485,588
	LIABILITIES IN EXCESS OF OTHER ASSETS (e) — (2.1%)	(59,689,579)

	NET ASSETS — 100.0%	$2,832,796,009

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,168,107; cash collateral of $62,010,142 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,235,351,341	$664,069,466	$(6,935,219)	$657,134,247

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,773,459,951	$—	$—
Affiliated Money Market Mutual Fund	119,025,637	—	—

Total	$2,892,485,588	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 20, 2011

*	Print the name and title of each signing officer under his or her signature.